UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY               011/14/08
       ------------------------   --------------------------  ---------------
             [Signature]             [City, State]                [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              14
                                               -------------

Form 13F Information Table Value Total:            $191,310
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

------------------------------ ---------------- ---------- -------- --------------------- ---------- ---------- --------------------
                                                             VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------ ---------------- ---------- -------- --------------------- ---------- ---------- --------------------

AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105    9,736    210,000  SH   CALL   SOLE               210,000   0       0
ANGLOGOLD ASHANTI LTD           SPONSORED ADR    035128206    1,155     50,000  SH          SOLE                50,000   0       0
BUNGE LIMITED                   COM              G16962105    6,950    110,000  SH   CALL   SOLE               110,000   0       0
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR    204412209    4,979    260,000  SH   CALL   SOLE               260,000   0       0
COMPANIA DE MINAS BUENAVENTU    SPONSORED ADR    204448104    1,174     50,000  SH          SOLE                50,000   0       0
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS   344419106    2,861     75,000  SH          SOLE                75,000   0       0
GOLD FIELDS LTD NEW             SPONSORED ADR    38059T106      480     50,000  SH          SOLE                50,000   0       0
HARMONY GOLD MNG LTD            SPONSORED ADR    413216300      484     50,000  SH          SOLE                50,000   0       0
ISHARES SILVER TRUST            ISHARES          46428Q109      593     50,000  SH          SOLE                50,000   0       0
ISHARES TR                      MSCI EMERG MKT   464287234   30,559    885,000  SH          SOLE               885,000   0       0
ISHARES TR                      MSCI EMERG MKT   464287234    3,453    100,000  SH   CALL   SOLE               100,000   0       0
ISHARES TR                      MSCI EMERG MKT   464287234  105,316  3,050,000  SH   PUT    SOLE             3,050,000   0       0
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR    71654V408   13,625    310,000  SH   CALL   SOLE               310,000   0       0
SELECT SECTOR SPDR TR           SBI INT-FINL     81369Y605    9,945    500,000  SH   PUT    SOLE               500,000   0       0

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